Redeemable Convertible Preferred Stock and Stockholders' Deficit - Redeemable Common Stock, and Stockholders' Equity (Deficit) - Restricted Stock Units (FY) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years	4 years